Cover	Jul. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2024
Entity File Number	001-38185
Entity Registrant Name	PRESSURE BIOSCIENCES, INC.
Entity Central Index Key	0000830656
Entity Tax Identification Number	04-2652826
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	480 Neponset St.
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	(508)
Local Phone Number	230-1828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false